Property and Equipment, Net	12 Months Ended
Dec. 31, 2023
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET
5.	PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consisted of the following:

	As of December 31,
	2022	2023
Electronic equipment	$168,937	$243,848
Office equipment	240,788	2,145,822
Leasehold improvement	63,683	183,092
Less: accumulated depreciation	(253,938)	(447,133)
Property and equipment, net	$219,470	$2,125,629

Depreciation expense was $65,160, $78,831 and $244,028 for the years ended December 31, 2021, 2022 and 2023, respectively.